SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash and cash equivalents include short-term deposits with an original maturity of less than three months. Cash and cash equivalents by type were as follows:

	December 31,
	2014	2013

Money market accounts – cash equivalents	$24,238,756	$17,622,598

Cash (1)	5,578,751	1,305,329

Total	$29,817,507	$18,927,927

(1) Consists of cash deposits at various major banks.

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Advance hire, prepaid expenses and other current assets were comprised of the following:

	March 31, 2015	December 31, 2014
	(unaudited)
Advance hire	$1,720,308	$4,345,959
Prepaid expenses	1,013,021	427,889
Other current assets	318,428	1,794,386
	$3,051,757	$6,568,234

At December 31, advance hire, prepaid expenses and other current assets were comprised of the following:

	2014	2013

Advance hire	$4,345,959	$8,788,882

Prepaid expenses	427,889	514,169

Other current assets	1,794,386	3,441,074

Total	$6,568,234	$12,744,125

Schedule Of Deferred Financing Costs [Table Text Block]
The components of net deferred financing costs, which are included in other noncurrent assets on the consolidated balance sheets, are as follows:

	December 31,
	2014	2013

Deferred financing costs	$2,143,550	$2,393,517

Less: accumulated amortization	(1,339,285)	(1,050,808)

Net deferred financing costs	804,265	1,342,709

Amortization of deferred financing costs	$493,283	$485,684

Schedule Of Bank Fees [Table Text Block]
The components of net deferred financing costs, which are included in secured long-term debt on the consolidated balance sheets are as follows:

	December 31,
	2014	2013

Bank fees paid to financial institutions	$2,254,400	$2,316,750

Less: accumulated amortization	(1,303,135)	(925,591)

Unamortized bank fees	$951,265	$1,391,159

Amortization included in interest expense	$461,321	$464,245

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	March 31, 2015	December 31, 2014
	(unaudited)
Accounts payable	$20,858,150	$33,538,153
Accrued voyage expenses	5,777,531	4,651,503
Accrued interest	955,297	540,862
Other accrued liabilities	1,065,090	1,471,276
	$28,656,068	$40,201,794

The components of accounts payable and accrued expenses are as follows:

	December 31,
	2014	2013

Accounts payable	$33,538,153	$39,201,642

Accrued expenses	4,651,503	3,839,531

Accrued interest	540,862	716,575

Other accrued liabilities	1,471,276	2,120,630

Total	$40,201,794	$45,878,378

Fair Value, by Balance Sheet Grouping [Table Text Block]
At December 31, 2014 and 2013, the Company has eight fixed rate debt facilities. The aggregate carrying amounts and fair values of the long-term debt associated with the fixed rate borrowing arrangements are as follows:

	December 31,
	2014	2013

Carrying amount of long-term debt	$42,044,477	$83,046,146
Fair value of long-term debt	45,960,663	85,855,343